Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation and Amortization	$ (23,700)		$ (23,700)		$ (15,243)	$ (8,495)
Total property, plant and equipment, net	16,693		16,693		18,107	13,438
Depreciation expense	2,900	$ 1,600	8,500	$ 4,700	6,700	4,700	$ 3,000
Capital lease assets	12,300		12,300		10,700	9,000
Capital lease assets, accumulated depreciation	9,400		9,400		7,600	5,200
Computers and Peripheral Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	16,738		16,738		14,577	12,666
Office Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	1,104		1,104		1,124	387
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	9,315		9,315		9,267	5,736
Capitalized software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 13,236		$ 13,236		$ 8,382	$ 3,144